Shareholder Report, Holdings (Details)	Jan. 31, 2026
YieldMax(R) AI & Tech Portfolio Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) AI & Tech Portfolio Option Income ETF | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax(R) AI & Tech Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
YieldMax(R) AI & Tech Portfolio Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax(R) CRCL Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.30%
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc. - Expiration: 02/20/2026; Exercise: $65.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc. - Expiration: 02/20/2026; Exercise: $65.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
YieldMax(R) CRCL Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $69.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $67.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $71.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $70.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $66.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) CRCL Option Income Strategy ETF | Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $74.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) CRCL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
YieldMax(R) CRCL Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
YieldMax(R) CRCL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
YieldMax(R) CRCL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | iShares Bitcoin Trust ETF - Expiration: 02/20/2026; Exercise: $10.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Strategy, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Block, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Bitdeer Technologies Group - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Core Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | NU Holdings Ltd. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Opera, Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[3]
YieldMax(R) Dorsey Wright Featured 5 Income ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | YieldMax AMD Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | YieldMax PLTR Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | YieldMax MRNA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | YieldMax RDDT Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
YieldMax(R) Dorsey Wright Featured 5 Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | YieldMax AMD Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | YieldMax PLTR Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | YieldMax MRNA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | YieldMax RDDT Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Moderna, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Reddit, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
YieldMax(R) Dorsey Wright Hybrid 5 Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
YieldMax(R) GME Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
YieldMax(R) GME Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp. - Expiration: 02/20/2026; Exercise: $21.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp. - Expiration: 02/06/2026; Exercise: $24.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp. - Expiration: 02/06/2026; Exercise: $23.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp. - Expiration: 02/06/2026; Exercise: $25.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp. - Expiration: 02/20/2026; Exercise: $21.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) GME Option Income Strategy ETF | GameStop Corp. - Expiration: 02/06/2026; Exercise: $25.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) GME Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
YieldMax(R) GME Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
YieldMax(R) GME Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
YieldMax(R) GME Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) HIMS Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
YieldMax(R) HIMS Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc. - Expiration: 02/20/2026; Exercise: $29.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc. - Expiration: 02/20/2026; Exercise: $29.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $30.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $28.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $29.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $32.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $30.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) HIMS Option Income Strategy ETF | Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $31.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) HIMS Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) HIMS Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.50%
YieldMax(R) HIMS Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax(R) HIMS Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Strategy, Inc. - Expiration: 02/20/2026; Exercise: $170.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Strategy, Inc. - Expiration: 02/20/2026; Exercise: $170.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Strategy, Inc. - Expiration: 02/20/2026; Exercise: $185.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Strategy, Inc. - Expiration: 02/20/2026; Exercise: $190.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Strategy, Inc. - Expiration: 02/20/2026; Exercise: $210.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Strategy, Inc. - Expiration: 02/20/2026; Exercise: $220.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
YieldMax(R) MSTR Short Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
YieldMax(R) MSTR Short Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc. - Expiration: 03/20/2026; Exercise: $145.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc. - Expiration: 03/20/2026; Exercise: $145.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc. - Expiration: 02/06/2026; Exercise: $136.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc. - Expiration: 02/06/2026; Exercise: $140.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc. - Expiration: 02/06/2026; Exercise: $300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc. - Expiration: 02/06/2026; Exercise: $128.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc. - Expiration: 02/06/2026; Exercise: $132.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(R) MSTR Short Option Income Strategy ETF | Strategy, Inc. - Expiration: 02/06/2026; Exercise: $134.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) MSTR Short Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
YieldMax(R) MSTR Short Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
YieldMax(R) MSTR Short Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | Nasdaq-100 Index - Expiration: 12/18/2026; Exercise: $1,001.26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | Nasdaq-100 Micro Index - Expiration: 12/18/2026; Exercise: $10.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | NVIDIA Corp. - Expiration: 03/20/2026; Exercise: $185.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | NVIDIA Corp. - Expiration: 03/20/2026; Exercise: $185.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | NVIDIA Corp. - Expiration: 02/20/2026; Exercise: $195.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | NVIDIA Corp. - Expiration: 02/20/2026; Exercise: $210.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | NVIDIA Corp. - Expiration: 02/20/2026; Exercise: $220.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.80%
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | Russell 2000 Index - Expiration: 12/18/2026; Exercise: $310.26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
YieldMax(R) R2000 0DTE Covered Call Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
YieldMax(R) RDDT Option Income Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
YieldMax(R) RDDT Option Income Strategy ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc. - Expiration: 03/20/2026; Exercise: $190.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc. - Expiration: 03/20/2026; Exercise: $190.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc. - Expiration: 02/06/2026; Exercise: $187.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc. - Expiration: 02/06/2026; Exercise: $197.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc. - Expiration: 02/06/2026; Exercise: $195.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc. - Expiration: 02/06/2026; Exercise: $192.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc. - Expiration: 02/06/2026; Exercise: $205.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax(R) RDDT Option Income Strategy ETF | Reddit, Inc. - Expiration: 02/06/2026; Exercise: $202.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMax(R) RDDT Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
YieldMax(R) RDDT Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
YieldMax(R) RDDT Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
YieldMax(R) RDDT Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | S&P 500 Index - Expiration: 12/18/2026; Exercise: $1,200.26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.10%
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
YieldMax(R) Semiconductor Portfolio Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
YieldMax(R) Semiconductor Portfolio Option Income ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Micron Technology, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) Semiconductor Portfolio Option Income ETF | ACM Research, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Texas Instruments, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
YieldMax(R) Semiconductor Portfolio Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax(R) Semiconductor Portfolio Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[4]
YieldMax(R) Target 12(TM) Big 50 Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | St Joe Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | CBRE Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Equinix, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
YieldMax(R) Target 12(TM) Real Estate Option Income ETF | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.60%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Micron Technology, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Texas Instruments, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc. - Expiration: 02/20/2026; Exercise: $440.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc. - Expiration: 02/20/2026; Exercises: $440.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc. - Expiration: 02/20/2026; Exercise: $460.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc. - Expiration: 02/20/2026; Exercise: $475.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc. - Expiration: 02/20/2026; Exercise: $500.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Tesla, Inc. - Expiration: 02/20/2026; Exercise: $515.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)

[1]	Represents less than (0.05)%.
[2]	Represents less than 0.05%.
[3]	Represents less than (0.05)%.
[4]	Represents less than (0.05)%